Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party), and Citigroup Global Markets Inc., Deutsche Bank Securities Inc., and German American Capital Corporation, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the HLTN Commercial Mortgage Trust 2024-DPLO, Commercial Mortgage Pass-Through Certificates, Series 2024-DPLO securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Closing Date” refers to the date of June 6, 2024.

●	The phrase “Cut-off Date” refers to the date of June 9, 2024.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on May 17, 2024 with certain Collateral attribute calculations adjusted for the Closing Date:

o	2024-DPLO Accounting Tape Final.xlsx (provided on May 17, 2024).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “2019 STR Report” refers to a monthly STAR report prepared for the Mortgaged Property for the month of December 2019.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “2020 STR Report” refers to a monthly STAR report prepared for the Mortgaged Property for the month of December 2020.

●	The phrase “2021 STR Report” refers to a monthly STAR report prepared for the Mortgaged Property for the month of December 2021.

●	The phrase “2023 STR Report” refers to a monthly STAR report prepared for the Mortgaged Property for the month of December 2023.

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document or exhibit.

●	The phrase “Cash Management Agreement” refers to a signed or draft cash management agreement.

●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.

●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.

●	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.

●	The phrase “Interest Rate Cap Term Sheet” refers to an interest rate cap document which discloses the applicable strike rate of the interest rate cap.

●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.

●	The phrase “Management Agreement” refers to the branding and management agreement for the Property.

●	The phrase “Mezzanine Loan Agreement” refers to a draft mezzanine loan agreement and any exhibits or schedules thereof.

●	The phrase “Title Policy” refers to a draft or signed proforma title policy or commitment.

●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From April 30, 2024 through May 17, 2024, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

May 17, 2024

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Appraisal Report	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	County	Appraisal Report	None
9	State	Appraisal Report	None
10	Zip	Appraisal Report	None
11	Market	Underwriting File	None
12	Year Built	Appraisal Report	None
13	Year Renovated	Appraisal Report	None
14	Meeting Space (SF)	Underwriting File	None
15	Flag	Appraisal Report	None
16	Franchise Brand	Appraisal Report; Management Agreement	None
17	Franchise Brand Expiration Date	Management Agreement	None
18	Franchise Brand Term Remaining	Recalculation	None
19	Property Manager	Management Agreement	None
20	Property Manager Expiration Date	Management Agreement	None
21	Property Manager Base Mgmt. Fee	Management Agreement	None
22	Property Manager Incentive Mgmt. Fee	Management Agreement	None
23	Hilton Program Fee	Management Agreement	None
24	Total Units	Underwriting File	None
25	Unit of Measure	None - Company Provided	None
26	Suites	Appraisal Report	None
27	Occupancy (%)	Underwriting File	None
28	Occupancy Date	Underwriting File	None
29	Ownership Interest	Title Policy	None
30	Mortgage Loan Closing Date Balance	Loan Agreement	None
31	Mortgage Loan Closing Date Balance per Key	Recalculation	None
32	% of Mortgage Loan Closing Date Balance	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
33	Mortgage Loan Maturity Date Balance	Recalculation	None
34	Mezzanine Loan Closing Date Balance	Mezzanine Loan Agreement	None
35	Mezzanine Loan Closing Date Balance per Key	Recalculation	None
36	% of Mezzanine Loan Closing Date Balance	Recalculation	None
37	Mezzanine Loan Maturity Date Balance	Recalculation	None
38	Total Loan Closing Date Balance	Recalculation	None
39	Total Loan Closing Date Balance per Key	Recalculation	None
40	% of Total Loan Closing Date Balance	Recalculation	None
41	Total Loan Maturity Date Balance	Recalculation	None
42	Individual As-Is Appraised Value Date	Appraisal Report	None
43	Individual As-Is Appraised Value	Appraisal Report	None
44	Individual As-Is Appraised Value per Key	Recalculation	None
45	Individual As-Complete Appraised Value Date	Appraisal Report	None
46	Individual As-Complete Appraised Value	Appraisal Report	None
47	Individual As-Complete Appraised Value per Key	Recalculation	None
48	Individual As-Stabilized Appraised Value Date	Appraisal Report	None
49	Individual As-Stabilized Appraised Value	Appraisal Report	None
50	Individual As-Stabilized Appraised Value per Key	Recalculation	None
51	Engineering Report Provider	Engineering Report	None
52	Engineering Report Date	Engineering Report	None
53	Environmental Report Provider	Environmental Report	None
54	Environmental Report Date	Environmental Report	None
55	Phase II Recommended?	Environmental Report	None
56	Seismic Zone	Engineering Report	None
57	PML %	Not Applicable*	None
58	Origination Date	None - Company Provided	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
59	Assumed One-month Term SOFR	None - Company Provided	None
60	Assumed Mortgage Loan Spread	None - Company Provided	None
61	Mezzanine Loan Spread	None - Company Provided	None
62	Term SOFR Cap	None - Company Provided	None
63	Mortgage Loan Interest Rate at Term SOFR Cap	Recalculation	None
64	Mezzanine Loan Interest Rate at Term SOFR Cap	Recalculation	None
65	Term SOFR Lookback days	Loan Agreement	None
66	Term SOFR Cap Expiration Date	Interest Rate Cap Term Sheet	None
67	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
68	Amort Type	Loan Agreement	None
69	Monthly Mortgage Loan Debt Service Payment	Recalculation	None
70	Annual Mortgage Loan Debt Service Payment	Recalculation	None
71	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
72	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
73	Monthly Mezzanine Loan Debt Service Payment	Recalculation	None
74	Annual Mezzanine Loan Debt Service Payment	Recalculation	None
75	Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
76	Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
77	Monthly Total Loan Debt Service Payment	Recalculation	None
78	Annual Total Loan Debt Service Payment	Recalculation	None
79	Monthly Total Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
80	Annual Total Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
81	Grace Period	Loan Agreement	None
82	First Loan Payment Date	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
83	Seasoning	Recalculation	None
84	Original Term to Maturity (Months)	Recalculation	None
85	Remaining Term to Maturity (Months)	Recalculation	None
86	Original Amortization Term (Months)	Not Applicable*	None
87	Remaining Amortization Term (Months)	Not Applicable*	None
88	Original IO Term (Months)	Recalculation	None
89	Remaining IO Term (Months)	Recalculation	None
90	Initial Maturity Date	Loan Agreement	None
91	Floating Rate Component Extensions	Loan Agreement	None
92	Fully Extended Maturity Date	Loan Agreement	None
93	Lockbox	Loan Agreement; Cash Management Agreement; Management Agreement	None
94	Cash Management Type	Loan Agreement	None
95	Cash Management Trigger	Loan Agreement	None
96	Administrative Fee Rate (%)	Fee Schedule	None
97	Prepayment Provision	Loan Agreement	None
98	Partial Release Allowed?	Loan Agreement	None
99	Property Release Description	Loan Agreement	None
100	Mortgage Loan Closing Date LTV (Individual As-is Values)	Recalculation	None
101	Mortgage Loan Balloon LTV (Individual As-is Values)	Recalculation	None
102	Mortgage Loan Closing Date LTV (Individual As-Complete Values)	Recalculation	None
103	Mortgage Loan Balloon LTV (Individual As-Complete Values)	Recalculation	None
104	Mortgage Loan Closing Date LTV (Individual As-Stabilized Values)	Recalculation	None
105	Mortgage Loan Balloon LTV (Individual As-Stabilized Values)	Recalculation	None
106	Total Loan Closing Date LTV (Individual As-is Values)	Recalculation	None
107	Total Loan Balloon LTV (Individual As-is Values)	Recalculation	None
108	Total Loan Closing Date LTV (Individual As-Complete Values)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
109	Total Loan Balloon LTV (Individual As-Complete Values)	Recalculation	None
110	Total Loan Closing Date LTV (Individual As-Stabilized Values)	Recalculation	None
111	Total Loan Balloon LTV (Individual As-Stabilized Values)	Recalculation	None
112	Mortgage Loan UW NOI Debt Yield	Recalculation	None
113	Mortgage Loan UW NCF Debt Yield	Recalculation	None
114	Mortgage Loan UW NOI DSCR	Recalculation	None
115	Mortgage Loan UW NCF DSCR	Recalculation	None
116	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Recalculation	None
117	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Recalculation	None
118	Total Loan UW NOI Debt Yield	Recalculation	None
119	Total Loan UW NCF Debt Yield	Recalculation	None
120	Total Loan UW NOI DSCR	Recalculation	None
121	Total Loan UW NCF DSCR	Recalculation	None
122	Total Loan UW NOI DSCR at Term SOFR Cap	Recalculation	None
123	Total Loan UW NCF DSCR at Term SOFR Cap	Recalculation	None
124	Initial Tax Escrow	None - Company Provided	None
125	Ongoing Tax Escrow Monthly	Loan Agreement	None
126	Tax Escrow Springing Conditions	Loan Agreement	None
127	Initial Insurance Escrow	None - Company Provided	None
128	Ongoing Insurance Escrow Monthly	Loan Agreement	None
129	Insurance Escrow Springing Conditions	Loan Agreement	None
130	Initial Immediate Repairs Escrow	Loan Agreement	None
131	Initial FF&E Escrow	Loan Agreement	None
132	Ongoing FF&E Escrow Monthly	Loan Agreement	None
133	FF&E Escrow Springing Conditions	Loan Agreement	None
134	Initial Other Escrow	None - Company Provided	None
135	Ongoing Other Escrow Monthly	Loan Agreement	None
136	Ongoing Other Escrow Springing Condition	Loan Agreement	None
137	Other Escrow Description	None - Company Provided	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
138	Available Room Nights 2014	Underwriting File	1.00
139	Available Room Nights 2015	Underwriting File	1.00
140	Available Room Nights 2016	Underwriting File	1.00
141	Available Room Nights 2017	Underwriting File	1.00
142	Available Room Nights 2018	Underwriting File	1.00
143	Available Room Nights 2019	Underwriting File	1.00
144	Available Room Nights 2020	Underwriting File	1.00
145	Available Room Nights 2021	Underwriting File	1.00
146	Available Room Nights 2022	Underwriting File	1.00
147	Available Room Nights 2023	Underwriting File	1.00
148	Available Room Nights Normalized 2023	Underwriting File	1.00
149	Available Room Nights April 2024 TTM	Underwriting File	1.00
150	Available Room Nights Normalized April 2024 TTM	Underwriting File	1.00
151	Available Room Nights April 2024 Reforecast	Underwriting File	1.00
152	Available Room Nights Normalized April 2024 Reforecast	Underwriting File	1.00
153	Available Room Nights UW	Underwriting File	1.00
154	Available Room Nights 2025 Pro Forma	Underwriting File	1.00
155	Available Room Nights 2026 Pro Forma	Underwriting File	1.00
156	Available Room Nights 2027 Pro Forma	Underwriting File	1.00
157	Occupied Room Nights 2014	Underwriting File	1.00
158	Occupied Room Nights 2015	Underwriting File	1.00
159	Occupied Room Nights 2016	Underwriting File	1.00
160	Occupied Room Nights 2017	Underwriting File	1.00
161	Occupied Room Nights 2018	Underwriting File	1.00
162	Occupied Room Nights 2019	Underwriting File	1.00
163	Occupied Room Nights 2020	Underwriting File	1.00
164	Occupied Room Nights 2021	Underwriting File	1.00
165	Occupied Room Nights 2022	Underwriting File	1.00
166	Occupied Room Nights 2023	Underwriting File	1.00
167	Occupied Room Nights Normalized 2023	Underwriting File	1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
168	Occupied Room Nights April 2024 TTM	Underwriting File	1.00
169	Occupied Room Nights Normalized April 2024 TTM	Underwriting File	1.00
170	Occupied Room Nights April 2024 Reforecast	Underwriting File	1.00
171	Occupied Room Nights Normalized April 2024 Reforecast	Underwriting File	1.00
172	Occupied Room Nights UW	Underwriting File	1.00
173	Occupied Room Nights 2025 Pro Forma	Underwriting File	1.00
174	Occupied Room Nights 2026 Pro Forma	Underwriting File	1.00
175	Occupied Room Nights 2027 Pro Forma	Underwriting File	1.00
176	Occupancy 2014	Underwriting File	0.1%
177	Occupancy 2015	Underwriting File	0.1%
178	Occupancy 2016	Underwriting File	0.1%
179	Occupancy 2017	Underwriting File	0.1%
180	Occupancy 2018	Underwriting File	0.1%
181	Occupancy 2019	Underwriting File	0.1%
182	Occupancy 2020	Underwriting File	0.1%
183	Occupancy 2021	Underwriting File	0.1%
184	Occupancy 2022	Underwriting File	0.1%
185	Occupancy 2023	Underwriting File	0.1%
186	Occupancy Normalized 2023	Underwriting File	0.1%
187	Occupancy April 2024 TTM	Underwriting File	0.1%
188	Occupancy Normalized April 2024 TTM	Underwriting File	0.1%
189	Occupancy April 2024 Reforecast	Underwriting File	0.1%
190	Occupancy Normalized April 2024 Reforecast	Underwriting File	0.1%
191	Occupancy UW	Underwriting File	0.1%
192	Occupancy 2025 Pro Forma	Underwriting File	0.1%
193	Occupancy 2026 Pro Forma	Underwriting File	0.1%
194	Occupancy 2027 Pro Forma	Underwriting File	0.1%
195	ADR 2014	Underwriting File	$1.00
196	ADR 2015	Underwriting File	$1.00
197	ADR 2016	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
198	ADR 2017	Underwriting File	$1.00
199	ADR 2018	Underwriting File	$1.00
200	ADR 2019	Underwriting File	$1.00
201	ADR 2020	Underwriting File	$1.00
202	ADR 2021	Underwriting File	$1.00
203	ADR 2022	Underwriting File	$1.00
204	ADR 2023	Underwriting File	$1.00
205	ADR Normalized 2023	Underwriting File	$1.00
206	ADR April 2024 TTM	Underwriting File	$1.00
207	ADR Normalized April 2024 TTM	Underwriting File	$1.00
208	ADR April 2024 Reforecast	Underwriting File	$1.00
209	ADR Normalized April 2024 Reforecast	Underwriting File	$1.00
210	ADR UW	Underwriting File	$1.00
211	ADR 2025 Pro Forma	Underwriting File	$1.00
212	ADR 2026 Pro Forma	Underwriting File	$1.00
213	ADR 2027 Pro Forma	Underwriting File	$1.00
214	RevPAR 2014	Underwriting File	$1.00
215	RevPAR 2015	Underwriting File	$1.00
216	RevPAR 2016	Underwriting File	$1.00
217	RevPAR 2017	Underwriting File	$1.00
218	RevPAR 2018	Underwriting File	$1.00
219	RevPAR 2019	Underwriting File	$1.00
220	RevPAR 2020	Underwriting File	$1.00
221	RevPAR 2021	Underwriting File	$1.00
222	RevPAR 2022	Underwriting File	$1.00
223	RevPAR 2023	Underwriting File	$1.00
224	RevPAR Normalized 2023	Underwriting File	$1.00
225	RevPAR April 2024 TTM	Underwriting File	$1.00
226	RevPAR Normalized April 2024 TTM	Underwriting File	$1.00
227	RevPAR April 2024 Reforecast	Underwriting File	$1.00
228	RevPAR Normalized April 2024 Reforecast	Underwriting File	$1.00
229	RevPAR UW	Underwriting File	$1.00
230	RevPAR 2025 Pro Forma	Underwriting File	$1.00
231	RevPAR 2026 Pro Forma	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
232	RevPAR 2027 Pro Forma	Underwriting File	$1.00
233	Occupancy Penetration 2019	Recalculation	0.1%
234	Occupancy Penetration 2020	Recalculation	0.1%
235	Occupancy Penetration 2021	Recalculation	0.1%
236	Occupancy Penetration 2022	Recalculation	0.1%
237	Occupancy Penetration 2023	Recalculation	0.1%
238	Occupancy Penetration April 2024 TTM	None - Company Provided	None
239	ADR Penetration 2019	Recalculation	0.1%
240	ADR Penetration 2020	Recalculation	0.1%
241	ADR Penetration 2021	Recalculation	0.1%
242	ADR Penetration 2022	Recalculation	0.1%
243	ADR Penetration 2023	Recalculation	0.1%
244	ADR Penetration April 2024 TTM	None - Company Provided	None
245	RevPAR Penetration 2019	Recalculation	0.1%
246	RevPAR Penetration 2020	Recalculation	0.1%
247	RevPAR Penetration 2021	Recalculation	0.1%
248	RevPAR Penetration 2022	Recalculation	0.1%
249	RevPAR Penetration 2023	Recalculation	0.1%
250	RevPAR Penetration April 2024 TTM	None - Company Provided	None
251	Room Revenue 2014	Underwriting File	$1.00
252	Room Revenue 2015	Underwriting File	$1.00
253	Room Revenue 2016	Underwriting File	$1.00
254	Room Revenue 2017	Underwriting File	$1.00
255	Room Revenue 2018	Underwriting File	$1.00
256	Room Revenue 2019	Underwriting File	$1.00
257	Room Revenue 2020	Underwriting File	$1.00
258	Room Revenue 2021	Underwriting File	$1.00
259	Room Revenue 2022	Underwriting File	$1.00
260	Room Revenue 2023	Underwriting File	$1.00
261	Room Revenue Normalized 2023	Underwriting File	$1.00
262	Room Revenue April 2024 TTM	Underwriting File	$1.00
263	Room Revenue Normalized April 2024 TTM	Underwriting File	$1.00
264	Room Revenue April 2024 Reforecast	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
265	Room Revenue Normalized April 2024 Reforecast	Underwriting File	$1.00
266	Room Revenue UW	Underwriting File	$1.00
267	Room Revenue 2025 Pro Forma	Underwriting File	$1.00
268	Room Revenue 2026 Pro Forma	Underwriting File	$1.00
269	Room Revenue 2027 Pro Forma	Underwriting File	$1.00
270	Food and Beverage Revenue 2014	Underwriting File	$1.00
271	Food and Beverage Revenue 2015	Underwriting File	$1.00
272	Food and Beverage Revenue 2016	Underwriting File	$1.00
273	Food and Beverage Revenue 2017	Underwriting File	$1.00
274	Food and Beverage Revenue 2018	Underwriting File	$1.00
275	Food and Beverage Revenue 2019	Underwriting File	$1.00
276	Food and Beverage Revenue 2020	Underwriting File	$1.00
277	Food and Beverage Revenue 2021	Underwriting File	$1.00
278	Food and Beverage Revenue 2022	Underwriting File	$1.00
279	Food and Beverage Revenue 2023	Underwriting File	$1.00
280	Food and Beverage Revenue Normalized 2023	Underwriting File	$1.00
281	Food and Beverage Revenue April 2024 TTM	Underwriting File	$1.00
282	Food and Beverage Revenue Normalized April 2024 TTM	Underwriting File	$1.00
283	Food and Beverage Revenue April 2024 Reforecast	Underwriting File	$1.00
284	Food and Beverage Revenue Normalized April 2024 Reforecast	Underwriting File	$1.00
285	Food and Beverage Revenue UW	Underwriting File	$1.00
286	Food and Beverage Revenue 2025 Pro Forma	Underwriting File	$1.00
287	Food and Beverage Revenue 2026 Pro Forma	Underwriting File	$1.00
288	Food and Beverage Revenue 2027 Pro Forma	Underwriting File	$1.00
289	Resort Fee Revenue 2014	Underwriting File	$1.00
290	Resort Fee Revenue 2015	Underwriting File	$1.00
291	Resort Fee Revenue 2016	Underwriting File	$1.00
292	Resort Fee Revenue 2017	Underwriting File	$1.00
293	Resort Fee Revenue 2018	Underwriting File	$1.00
294	Resort Fee Revenue 2019	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
295	Resort Fee Revenue 2020	Underwriting File	$1.00
296	Resort Fee Revenue 2021	Underwriting File	$1.00
297	Resort Fee Revenue 2022	Underwriting File	$1.00
298	Resort Fee Revenue 2023	Underwriting File	$1.00
299	Resort Fee Revenue Normalized 2023	Underwriting File	$1.00
300	Resort Fee Revenue April 2024 TTM	Underwriting File	$1.00
301	Resort Fee Revenue Normalized April 2024 TTM	Underwriting File	$1.00
302	Resort Fee Revenue April 2024 Reforecast	Underwriting File	$1.00
303	Resort Fee Revenue Normalized April 2024 Reforecast	Underwriting File	$1.00
304	Resort Fee Revenue UW	Underwriting File	$1.00
305	Resort Fee Revenue 2025 Pro Forma	Underwriting File	$1.00
306	Resort Fee Revenue 2026 Pro Forma	Underwriting File	$1.00
307	Resort Fee Revenue 2027 Pro Forma	Underwriting File	$1.00
308	Health Spa Revenue 2014	Underwriting File	$1.00
309	Health Spa Revenue 2015	Underwriting File	$1.00
310	Health Spa Revenue 2016	Underwriting File	$1.00
311	Health Spa Revenue 2017	Underwriting File	$1.00
312	Health Spa Revenue 2018	Underwriting File	$1.00
313	Health Spa Revenue 2019	Underwriting File	$1.00
314	Health Spa Revenue 2020	Underwriting File	$1.00
315	Health Spa Revenue 2021	Underwriting File	$1.00
316	Health Spa Revenue 2022	Underwriting File	$1.00
317	Health Spa Revenue 2023	Underwriting File	$1.00
318	Health Spa Revenue Normalized 2023	Underwriting File	$1.00
319	Health Spa Revenue April 2024 TTM	Underwriting File	$1.00
320	Health Spa Revenue Normalized April 2024 TTM	Underwriting File	$1.00
321	Health Spa Revenue April 2024 Reforecast	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
322	Health Spa Revenue Normalized April 2024 Reforecast	Underwriting File	$1.00
323	Health Spa Revenue UW	Underwriting File	$1.00
324	Health Spa Revenue 2025 Pro Forma	Underwriting File	$1.00
325	Health Spa Revenue 2026 Pro Forma	Underwriting File	$1.00
326	Health Spa Revenue 2027 Pro Forma	Underwriting File	$1.00
327	Cancellation & Attrition Fees 2014	Underwriting File	$1.00
328	Cancellation & Attrition Fees 2015	Underwriting File	$1.00
329	Cancellation & Attrition Fees 2016	Underwriting File	$1.00
330	Cancellation & Attrition Fees 2017	Underwriting File	$1.00
331	Cancellation & Attrition Fees 2018	Underwriting File	$1.00
332	Cancellation & Attrition Fees 2019	Underwriting File	$1.00
333	Cancellation & Attrition Fees 2020	Underwriting File	$1.00
334	Cancellation & Attrition Fees 2021	Underwriting File	$1.00
335	Cancellation & Attrition Fees 2022	Underwriting File	$1.00
336	Cancellation & Attrition Fees 2023	Underwriting File	$1.00
337	Cancellation & Attrition Fees Normalized 2023	Underwriting File	$1.00
338	Cancellation & Attrition Fees April 2024 TTM	Underwriting File	$1.00
339	Cancellation & Attrition Fees Normalized April 2024 TTM	Underwriting File	$1.00
340	Cancellation & Attrition Fees April 2024 Reforecast	Underwriting File	$1.00
341	Cancellation & Attrition Fees Normalized April 2024 Reforecast	Underwriting File	$1.00
342	Cancellation & Attrition Fees UW	Underwriting File	$1.00
343	Cancellation & Attrition Fees 2025 Pro Forma	Underwriting File	$1.00
344	Cancellation & Attrition Fees 2026 Pro Forma	Underwriting File	$1.00
345	Cancellation & Attrition Fees 2027 Pro Forma	Underwriting File	$1.00
346	Marina Revenue 2014	Underwriting File	$1.00
347	Marina Revenue 2015	Underwriting File	$1.00
348	Marina Revenue 2016	Underwriting File	$1.00
349	Marina Revenue 2017	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
350	Marina Revenue 2018	Underwriting File	$1.00
351	Marina Revenue 2019	Underwriting File	$1.00
352	Marina Revenue 2020	Underwriting File	$1.00
353	Marina Revenue 2021	Underwriting File	$1.00
354	Marina Revenue 2022	Underwriting File	$1.00
355	Marina Revenue 2023	Underwriting File	$1.00
356	Marina Revenue Normalized 2023	Underwriting File	$1.00
357	Marina Revenue April 2024 TTM	Underwriting File	$1.00
358	Marina Revenue Normalized April 2024 TTM	Underwriting File	$1.00
359	Marina Revenue April 2024 Reforecast	Underwriting File	$1.00
360	Marina Revenue Normalized April 2024 Reforecast	Underwriting File	$1.00
361	Marina Revenue UW	Underwriting File	$1.00
362	Marina Revenue 2025 Pro Forma	Underwriting File	$1.00
363	Marina Revenue 2026 Pro Forma	Underwriting File	$1.00
364	Marina Revenue 2027 Pro Forma	Underwriting File	$1.00
365	Parking Revenue 2014	Underwriting File	$1.00
366	Parking Revenue 2015	Underwriting File	$1.00
367	Parking Revenue 2016	Underwriting File	$1.00
368	Parking Revenue 2017	Underwriting File	$1.00
369	Parking Revenue 2018	Underwriting File	$1.00
370	Parking Revenue 2019	Underwriting File	$1.00
371	Parking Revenue 2020	Underwriting File	$1.00
372	Parking Revenue 2021	Underwriting File	$1.00
373	Parking Revenue 2022	Underwriting File	$1.00
374	Parking Revenue 2023	Underwriting File	$1.00
375	Parking Revenue Normalized 2023	Underwriting File	$1.00
376	Parking Revenue April 2024 TTM	Underwriting File	$1.00
377	Parking Revenue Normalized April 2024 TTM	Underwriting File	$1.00
378	Parking Revenue April 2024 Reforecast	Underwriting File	$1.00
379	Parking Revenue Normalized April 2024 Reforecast	Underwriting File	$1.00
380	Parking Revenue UW	Underwriting File	$1.00
381	Parking Revenue 2025 Pro Forma	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	18

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
382	Parking Revenue 2026 Pro Forma	Underwriting File	$1.00
383	Parking Revenue 2027 Pro Forma	Underwriting File	$1.00
384	Other Revenue 2014	Underwriting File	$1.00
385	Other Revenue 2015	Underwriting File	$1.00
386	Other Revenue 2016	Underwriting File	$1.00
387	Other Revenue 2017	Underwriting File	$1.00
388	Other Revenue 2018	Underwriting File	$1.00
389	Other Revenue 2019	Underwriting File	$1.00
390	Other Revenue 2020	Underwriting File	$1.00
391	Other Revenue 2021	Underwriting File	$1.00
392	Other Revenue 2022	Underwriting File	$1.00
393	Other Revenue 2023	Underwriting File	$1.00
394	Other Revenue Normalized 2023	Underwriting File	$1.00
395	Other Revenue April 2024 TTM	Underwriting File	$1.00
396	Other Revenue Normalized April 2024 TTM	Underwriting File	$1.00
397	Other Revenue April 2024 Reforecast	Underwriting File	$1.00
398	Other Revenue Normalized April 2024 Reforecast	Underwriting File	$1.00
399	Other Revenue UW	Underwriting File	$1.00
400	Other Revenue 2025 Pro Forma	Underwriting File	$1.00
401	Other Revenue 2026 Pro Forma	Underwriting File	$1.00
402	Other Revenue 2027 Pro Forma	Underwriting File	$1.00
403	Miscellaneous Income 2014	Underwriting File	$1.00
404	Miscellaneous Income 2015	Underwriting File	$1.00
405	Miscellaneous Income 2016	Underwriting File	$1.00
406	Miscellaneous Income 2017	Underwriting File	$1.00
407	Miscellaneous Income 2018	Underwriting File	$1.00
408	Miscellaneous Income 2019	Underwriting File	$1.00
409	Miscellaneous Income 2020	Underwriting File	$1.00
410	Miscellaneous Income 2021	Underwriting File	$1.00
411	Miscellaneous Income 2022	Underwriting File	$1.00
412	Miscellaneous Income 2023	Underwriting File	$1.00
413	Miscellaneous Income Normalized 2023	Underwriting File	$1.00
414	Miscellaneous Income April 2024 TTM	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	19

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
415	Miscellaneous Income Normalized April 2024 TTM	Underwriting File	$1.00
416	Miscellaneous Income April 2024 Reforecast	Underwriting File	$1.00
417	Miscellaneous Income Normalized April 2024 Reforecast	Underwriting File	$1.00
418	Miscellaneous Income UW	Underwriting File	$1.00
419	Miscellaneous Income 2025 Pro Forma	Underwriting File	$1.00
420	Miscellaneous Income 2026 Pro Forma	Underwriting File	$1.00
421	Miscellaneous Income 2027 Pro Forma	Underwriting File	$1.00
422	Total Revenue 2014	Underwriting File	$1.00
423	Total Revenue 2015	Underwriting File	$1.00
424	Total Revenue 2016	Underwriting File	$1.00
425	Total Revenue 2017	Underwriting File	$1.00
426	Total Revenue 2018	Underwriting File	$1.00
427	Total Revenue 2019	Underwriting File	$1.00
428	Total Revenue 2020	Underwriting File	$1.00
429	Total Revenue 2021	Underwriting File	$1.00
430	Total Revenue 2022	Underwriting File	$1.00
431	Total Revenue 2023	Underwriting File	$1.00
432	Total Revenue Normalized 2023	Underwriting File	$1.00
433	Total Revenue April 2024 TTM	Underwriting File	$1.00
434	Total Revenue Normalized April 2024 TTM	Underwriting File	$1.00
435	Total Revenue April 2024 Reforecast	Underwriting File	$1.00
436	Total Revenue Normalized April 2024 Reforecast	Underwriting File	$1.00
437	Total Revenue UW	Underwriting File	$1.00
438	Total Revenue 2025 Pro Forma	Underwriting File	$1.00
439	Total Revenue 2026 Pro Forma	Underwriting File	$1.00
440	Total Revenue 2027 Pro Forma	Underwriting File	$1.00
441	Room Expense 2014	Underwriting File	$1.00
442	Room Expense 2015	Underwriting File	$1.00
443	Room Expense 2016	Underwriting File	$1.00
444	Room Expense 2017	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	20

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
445	Room Expense 2018	Underwriting File	$1.00
446	Room Expense 2019	Underwriting File	$1.00
447	Room Expense 2020	Underwriting File	$1.00
448	Room Expense 2021	Underwriting File	$1.00
449	Room Expense 2022	Underwriting File	$1.00
450	Room Expense 2023	Underwriting File	$1.00
451	Room Expense Normalized 2023	Underwriting File	$1.00
452	Room Expense April 2024 TTM	Underwriting File	$1.00
453	Room Expense Normalized April 2024 TTM	Underwriting File	$1.00
454	Room Expense April 2024 Reforecast	Underwriting File	$1.00
455	Room Expense Normalized April 2024 Reforecast	Underwriting File	$1.00
456	Room Expense UW	Underwriting File	$1.00
457	Room Expense 2025 Pro Forma	Underwriting File	$1.00
458	Room Expense 2026 Pro Forma	Underwriting File	$1.00
459	Room Expense 2027 Pro Forma	Underwriting File	$1.00
460	Food and Beverage Expense 2014	Underwriting File	$1.00
461	Food and Beverage Expense 2015	Underwriting File	$1.00
462	Food and Beverage Expense 2016	Underwriting File	$1.00
463	Food and Beverage Expense 2017	Underwriting File	$1.00
464	Food and Beverage Expense 2018	Underwriting File	$1.00
465	Food and Beverage Expense 2019	Underwriting File	$1.00
466	Food and Beverage Expense 2020	Underwriting File	$1.00
467	Food and Beverage Expense 2021	Underwriting File	$1.00
468	Food and Beverage Expense 2022	Underwriting File	$1.00
469	Food and Beverage Expense 2023	Underwriting File	$1.00
470	Food and Beverage Expense Normalized 2023	Underwriting File	$1.00
471	Food and Beverage Expense April 2024 TTM	Underwriting File	$1.00
472	Food and Beverage Expense Normalized April 2024 TTM	Underwriting File	$1.00
473	Food and Beverage Expense April 2024 Reforecast	Underwriting File	$1.00
474	Food and Beverage Expense Normalized April 2024 Reforecast	Underwriting File	$1.00
475	Food and Beverage Expense UW	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	21

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
476	Food and Beverage Expense 2025 Pro Forma	Underwriting File	$1.00
477	Food and Beverage Expense 2026 Pro Forma	Underwriting File	$1.00
478	Food and Beverage Expense 2027 Pro Forma	Underwriting File	$1.00
479	Health Spa Expense 2014	Underwriting File	$1.00
480	Health Spa Expense 2015	Underwriting File	$1.00
481	Health Spa Expense 2016	Underwriting File	$1.00
482	Health Spa Expense 2017	Underwriting File	$1.00
483	Health Spa Expense 2018	Underwriting File	$1.00
484	Health Spa Expense 2019	Underwriting File	$1.00
485	Health Spa Expense 2020	Underwriting File	$1.00
486	Health Spa Expense 2021	Underwriting File	$1.00
487	Health Spa Expense 2022	Underwriting File	$1.00
488	Health Spa Expense 2023	Underwriting File	$1.00
489	Health Spa Expense Normalized 2023	Underwriting File	$1.00
490	Health Spa Expense April 2024 TTM	Underwriting File	$1.00
491	Health Spa Expense Normalized April 2024 TTM	Underwriting File	$1.00
492	Health Spa Expense April 2024 Reforecast	Underwriting File	$1.00
493	Health Spa Expense Normalized April 2024 Reforecast	Underwriting File	$1.00
494	Health Spa Expense UW	Underwriting File	$1.00
495	Health Spa Expense 2025 Pro Forma	Underwriting File	$1.00
496	Health Spa Expense 2026 Pro Forma	Underwriting File	$1.00
497	Health Spa Expense 2027 Pro Forma	Underwriting File	$1.00
498	Marina Expense 2014	Underwriting File	$1.00
499	Marina Expense 2015	Underwriting File	$1.00
500	Marina Expense 2016	Underwriting File	$1.00
501	Marina Expense 2017	Underwriting File	$1.00
502	Marina Expense 2018	Underwriting File	$1.00
503	Marina Expense 2019	Underwriting File	$1.00
504	Marina Expense 2020	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	22

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
505	Marina Expense 2021	Underwriting File	$1.00
506	Marina Expense 2022	Underwriting File	$1.00
507	Marina Expense 2023	Underwriting File	$1.00
508	Marina Expense Normalized 2023	Underwriting File	$1.00
509	Marina Expense April 2024 TTM	Underwriting File	$1.00
510	Marina Expense Normalized April 2024 TTM	Underwriting File	$1.00
511	Marina Expense April 2024 Reforecast	Underwriting File	$1.00
512	Marina Expense Normalized April 2024 Reforecast	Underwriting File	$1.00
513	Marina Expense UW	Underwriting File	$1.00
514	Marina Expense 2025 Pro Forma	Underwriting File	$1.00
515	Marina Expense 2026 Pro Forma	Underwriting File	$1.00
516	Marina Expense 2027 Pro Forma	Underwriting File	$1.00
517	Other Expense 2014	Underwriting File	$1.00
518	Other Expense 2015	Underwriting File	$1.00
519	Other Expense 2016	Underwriting File	$1.00
520	Other Expense 2017	Underwriting File	$1.00
521	Other Expense 2018	Underwriting File	$1.00
522	Other Expense 2019	Underwriting File	$1.00
523	Other Expense 2020	Underwriting File	$1.00
524	Other Expense 2021	Underwriting File	$1.00
525	Other Expense 2022	Underwriting File	$1.00
526	Other Expense 2023	Underwriting File	$1.00
527	Other Expense Normalized 2023	Underwriting File	$1.00
528	Other Expense April 2024 TTM	Underwriting File	$1.00
529	Other Expense Normalized April 2024 TTM	Underwriting File	$1.00
530	Other Expense April 2024 Reforecast	Underwriting File	$1.00
531	Other Expense Normalized April 2024 Reforecast	Underwriting File	$1.00
532	Other Expense UW	Underwriting File	$1.00
533	Other Expense 2025 Pro Forma	Underwriting File	$1.00
534	Other Expense 2026 Pro Forma	Underwriting File	$1.00
535	Other Expense 2027 Pro Forma	Underwriting File	$1.00
536	Miscellaneous Expenses 2014	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	23

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
537	Miscellaneous Expenses 2015	Underwriting File	$1.00
538	Miscellaneous Expenses 2016	Underwriting File	$1.00
539	Miscellaneous Expenses 2017	Underwriting File	$1.00
540	Miscellaneous Expenses 2018	Underwriting File	$1.00
541	Miscellaneous Expenses 2019	Underwriting File	$1.00
542	Miscellaneous Expenses 2020	Underwriting File	$1.00
543	Miscellaneous Expenses 2021	Underwriting File	$1.00
544	Miscellaneous Expenses 2022	Underwriting File	$1.00
545	Miscellaneous Expenses 2023	Underwriting File	$1.00
546	Miscellaneous Expenses Normalized 2023	Underwriting File	$1.00
547	Miscellaneous Expenses April 2024 TTM	Underwriting File	$1.00
548	Miscellaneous Expenses Normalized April 2024 TTM	Underwriting File	$1.00
549	Miscellaneous Expenses April 2024 Reforecast	Underwriting File	$1.00
550	Miscellaneous Expenses Normalized April 2024 Reforecast	Underwriting File	$1.00
551	Miscellaneous Expenses UW	Underwriting File	$1.00
552	Miscellaneous Expenses 2025 Pro Forma	Underwriting File	$1.00
553	Miscellaneous Expenses 2026 Pro Forma	Underwriting File	$1.00
554	Miscellaneous Expenses 2027 Pro Forma	Underwriting File	$1.00
555	Total Departmental Expenses 2014	Underwriting File	$1.00
556	Total Departmental Expenses 2015	Underwriting File	$1.00
557	Total Departmental Expenses 2016	Underwriting File	$1.00
558	Total Departmental Expenses 2017	Underwriting File	$1.00
559	Total Departmental Expenses 2018	Underwriting File	$1.00
560	Total Departmental Expenses 2019	Underwriting File	$1.00
561	Total Departmental Expenses 2020	Underwriting File	$1.00
562	Total Departmental Expenses 2021	Underwriting File	$1.00
563	Total Departmental Expenses 2022	Underwriting File	$1.00
564	Total Departmental Expenses 2023	Underwriting File	$1.00
565	Total Departmental Expenses Normalized 2023	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	24

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
566	Total Departmental Expenses April 2024 TTM	Underwriting File	$1.00
567	Total Departmental Expenses Normalized April 2024 TTM	Underwriting File	$1.00
568	Total Departmental Expenses April 2024 Reforecast	Underwriting File	$1.00
569	Total Departmental Expenses Normalized April 2024 Reforecast	Underwriting File	$1.00
570	Total Departmental Expenses UW	Underwriting File	$1.00
571	Total Departmental Expenses 2025 Pro Forma	Underwriting File	$1.00
572	Total Departmental Expenses 2026 Pro Forma	Underwriting File	$1.00
573	Total Departmental Expenses 2027 Pro Forma	Underwriting File	$1.00
574	Departmental Profit 2014	Underwriting File	$1.00
575	Departmental Profit 2015	Underwriting File	$1.00
576	Departmental Profit 2016	Underwriting File	$1.00
577	Departmental Profit 2017	Underwriting File	$1.00
578	Departmental Profit 2018	Underwriting File	$1.00
579	Departmental Profit 2019	Underwriting File	$1.00
580	Departmental Profit 2020	Underwriting File	$1.00
581	Departmental Profit 2021	Underwriting File	$1.00
582	Departmental Profit 2022	Underwriting File	$1.00
583	Departmental Profit 2023	Underwriting File	$1.00
584	Departmental Profit Normalized 2023	Underwriting File	$1.00
585	Departmental Profit April 2024 TTM	Underwriting File	$1.00
586	Departmental Profit Normalized April 2024 TTM	Underwriting File	$1.00
587	Departmental Profit April 2024 Reforecast	Underwriting File	$1.00
588	Departmental Profit Normalized April 2024 Reforecast	Underwriting File	$1.00
589	Departmental Profit UW	Underwriting File	$1.00
590	Departmental Profit 2025 Pro Forma	Underwriting File	$1.00
591	Departmental Profit 2026 Pro Forma	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	25

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
592	Departmental Profit 2027 Pro Forma	Underwriting File	$1.00
593	General and Administrative 2014	Underwriting File	$1.00
594	General and Administrative 2015	Underwriting File	$1.00
595	General and Administrative 2016	Underwriting File	$1.00
596	General and Administrative 2017	Underwriting File	$1.00
597	General and Administrative 2018	Underwriting File	$1.00
598	General and Administrative 2019	Underwriting File	$1.00
599	General and Administrative 2020	Underwriting File	$1.00
600	General and Administrative 2021	Underwriting File	$1.00
601	General and Administrative 2022	Underwriting File	$1.00
602	General and Administrative 2023	Underwriting File	$1.00
603	General and Administrative Normalized 2023	Underwriting File	$1.00
604	General and Administrative April 2024 TTM	Underwriting File	$1.00
605	General and Administrative Normalized April 2024 TTM	Underwriting File	$1.00
606	General and Administrative April 2024 Reforecast	Underwriting File	$1.00
607	General and Administrative Normalized April 2024 Reforecast	Underwriting File	$1.00
608	General and Administrative UW	Underwriting File	$1.00
609	General and Administrative 2025 Pro Forma	Underwriting File	$1.00
610	General and Administrative 2026 Pro Forma	Underwriting File	$1.00
611	General and Administrative 2027 Pro Forma	Underwriting File	$1.00
612	Information & Telecom Systems 2014	Underwriting File	$1.00
613	Information & Telecom Systems 2015	Underwriting File	$1.00
614	Information & Telecom Systems 2016	Underwriting File	$1.00
615	Information & Telecom Systems 2017	Underwriting File	$1.00
616	Information & Telecom Systems 2018	Underwriting File	$1.00
617	Information & Telecom Systems 2019	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	26

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
618	Information & Telecom Systems 2020	Underwriting File	$1.00
619	Information & Telecom Systems 2021	Underwriting File	$1.00
620	Information & Telecom Systems 2022	Underwriting File	$1.00
621	Information & Telecom Systems 2023	Underwriting File	$1.00
622	Information & Telecom Systems Normalized 2023	Underwriting File	$1.00
623	Information & Telecom Systems April 2024 TTM	Underwriting File	$1.00
624	Information & Telecom Systems Normalized April 2024 TTM	Underwriting File	$1.00
625	Information & Telecom Systems April 2024 Reforecast	Underwriting File	$1.00
626	Information & Telecom Systems Normalized April 2024 Reforecast	Underwriting File	$1.00
627	Information & Telecom Systems UW	Underwriting File	$1.00
628	Information & Telecom Systems 2025 Pro Forma	Underwriting File	$1.00
629	Information & Telecom Systems 2026 Pro Forma	Underwriting File	$1.00
630	Information & Telecom Systems 2027 Pro Forma	Underwriting File	$1.00
631	Sales and Marketing 2014	Underwriting File	$1.00
632	Sales and Marketing 2015	Underwriting File	$1.00
633	Sales and Marketing 2016	Underwriting File	$1.00
634	Sales and Marketing 2017	Underwriting File	$1.00
635	Sales and Marketing 2018	Underwriting File	$1.00
636	Sales and Marketing 2019	Underwriting File	$1.00
637	Sales and Marketing 2020	Underwriting File	$1.00
638	Sales and Marketing 2021	Underwriting File	$1.00
639	Sales and Marketing 2022	Underwriting File	$1.00
640	Sales and Marketing 2023	Underwriting File	$1.00
641	Sales and Marketing Normalized 2023	Underwriting File	$1.00
642	Sales and Marketing April 2024 TTM	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	27

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
643	Sales and Marketing Normalized April 2024 TTM	Underwriting File	$1.00
644	Sales and Marketing April 2024 Reforecast	Underwriting File	$1.00
645	Sales and Marketing Normalized April 2024 Reforecast	Underwriting File	$1.00
646	Sales and Marketing UW	Underwriting File	$1.00
647	Sales and Marketing 2025 Pro Forma	Underwriting File	$1.00
648	Sales and Marketing 2026 Pro Forma	Underwriting File	$1.00
649	Sales and Marketing 2027 Pro Forma	Underwriting File	$1.00
650	Repairs and Maintenance 2014	Underwriting File	$1.00
651	Repairs and Maintenance 2015	Underwriting File	$1.00
652	Repairs and Maintenance 2016	Underwriting File	$1.00
653	Repairs and Maintenance 2017	Underwriting File	$1.00
654	Repairs and Maintenance 2018	Underwriting File	$1.00
655	Repairs and Maintenance 2019	Underwriting File	$1.00
656	Repairs and Maintenance 2020	Underwriting File	$1.00
657	Repairs and Maintenance 2021	Underwriting File	$1.00
658	Repairs and Maintenance 2022	Underwriting File	$1.00
659	Repairs and Maintenance 2023	Underwriting File	$1.00
660	Repairs and Maintenance Normalized 2023	Underwriting File	$1.00
661	Repairs and Maintenance April 2024 TTM	Underwriting File	$1.00
662	Repairs and Maintenance Normalized April 2024 TTM	Underwriting File	$1.00
663	Repairs and Maintenance April 2024 Reforecast	Underwriting File	$1.00
664	Repairs and Maintenance Normalized April 2024 Reforecast	Underwriting File	$1.00
665	Repairs and Maintenance UW	Underwriting File	$1.00
666	Repairs and Maintenance 2025 Pro Forma	Underwriting File	$1.00
667	Repairs and Maintenance 2026 Pro Forma	Underwriting File	$1.00
668	Repairs and Maintenance 2027 Pro Forma	Underwriting File	$1.00
669	Utilities 2014	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	28

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
670	Utilities 2015	Underwriting File	$1.00
671	Utilities 2016	Underwriting File	$1.00
672	Utilities 2017	Underwriting File	$1.00
673	Utilities 2018	Underwriting File	$1.00
674	Utilities 2019	Underwriting File	$1.00
675	Utilities 2020	Underwriting File	$1.00
676	Utilities 2021	Underwriting File	$1.00
677	Utilities 2022	Underwriting File	$1.00
678	Utilities 2023	Underwriting File	$1.00
679	Utilities Normalized 2023	Underwriting File	$1.00
680	Utilities April 2024 TTM	Underwriting File	$1.00
681	Utilities Normalized April 2024 TTM	Underwriting File	$1.00
682	Utilities April 2024 Reforecast	Underwriting File	$1.00
683	Utilities Normalized April 2024 Reforecast	Underwriting File	$1.00
684	Utilities UW	Underwriting File	$1.00
685	Utilities 2025 Pro Forma	Underwriting File	$1.00
686	Utilities 2026 Pro Forma	Underwriting File	$1.00
687	Utilities 2027 Pro Forma	Underwriting File	$1.00
688	Total Undistributed Expenses 2014	Underwriting File	$1.00
689	Total Undistributed Expenses 2015	Underwriting File	$1.00
690	Total Undistributed Expenses 2016	Underwriting File	$1.00
691	Total Undistributed Expenses 2017	Underwriting File	$1.00
692	Total Undistributed Expenses 2018	Underwriting File	$1.00
693	Total Undistributed Expenses 2019	Underwriting File	$1.00
694	Total Undistributed Expenses 2020	Underwriting File	$1.00
695	Total Undistributed Expenses 2021	Underwriting File	$1.00
696	Total Undistributed Expenses 2022	Underwriting File	$1.00
697	Total Undistributed Expenses 2023	Underwriting File	$1.00
698	Total Undistributed Expenses Normalized 2023	Underwriting File	$1.00
699	Total Undistributed Expenses April 2024 TTM	Underwriting File	$1.00
700	Total Undistributed Expenses Normalized April 2024 TTM	Underwriting File	$1.00
701	Total Undistributed Expenses April 2024 Reforecast	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	29

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
702	Total Undistributed Expenses Normalized April 2024 Reforecast	Underwriting File	$1.00
703	Total Undistributed Expenses UW	Underwriting File	$1.00
704	Total Undistributed Expenses 2025 Pro Forma	Underwriting File	$1.00
705	Total Undistributed Expenses 2026 Pro Forma	Underwriting File	$1.00
706	Total Undistributed Expenses 2027 Pro Forma	Underwriting File	$1.00
707	Gross Operating Profit 2014	Underwriting File	$1.00
708	Gross Operating Profit 2015	Underwriting File	$1.00
709	Gross Operating Profit 2016	Underwriting File	$1.00
710	Gross Operating Profit 2017	Underwriting File	$1.00
711	Gross Operating Profit 2018	Underwriting File	$1.00
712	Gross Operating Profit 2019	Underwriting File	$1.00
713	Gross Operating Profit 2020	Underwriting File	$1.00
714	Gross Operating Profit 2021	Underwriting File	$1.00
715	Gross Operating Profit 2022	Underwriting File	$1.00
716	Gross Operating Profit 2023	Underwriting File	$1.00
717	Gross Operating Profit Normalized 2023	Underwriting File	$1.00
718	Gross Operating Profit April 2024 TTM	Underwriting File	$1.00
719	Gross Operating Profit Normalized April 2024 TTM	Underwriting File	$1.00
720	Gross Operating Profit April 2024 Reforecast	Underwriting File	$1.00
721	Gross Operating Profit Normalized April 2024 Reforecast	Underwriting File	$1.00
722	Gross Operating Profit UW	Underwriting File	$1.00
723	Gross Operating Profit 2025 Pro Forma	Underwriting File	$1.00
724	Gross Operating Profit 2026 Pro Forma	Underwriting File	$1.00
725	Gross Operating Profit 2027 Pro Forma	Underwriting File	$1.00
726	Base Management Fee 2014	Underwriting File	$1.00
727	Base Management Fee 2015	Underwriting File	$1.00
728	Base Management Fee 2016	Underwriting File	$1.00
729	Base Management Fee 2017	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	30

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
730	Base Management Fee 2018	Underwriting File	$1.00
731	Base Management Fee 2019	Underwriting File	$1.00
732	Base Management Fee 2020	Underwriting File	$1.00
733	Base Management Fee 2021	Underwriting File	$1.00
734	Base Management Fee 2022	Underwriting File	$1.00
735	Base Management Fee 2023	Underwriting File	$1.00
736	Base Management Fee Normalized 2023	Underwriting File	$1.00
737	Base Management Fee April 2024 TTM	Underwriting File	$1.00
738	Base Management Fee Normalized April 2024 TTM	Underwriting File	$1.00
739	Base Management Fee April 2024 Reforecast	Underwriting File	$1.00
740	Base Management Fee Normalized April 2024 Reforecast	Underwriting File	$1.00
741	Base Management Fee UW	Underwriting File	$1.00
742	Base Management Fee 2025 Pro Forma	Underwriting File	$1.00
743	Base Management Fee 2026 Pro Forma	Underwriting File	$1.00
744	Base Management Fee 2027 Pro Forma	Underwriting File	$1.00
745	Incentive Management Fees 2014	Underwriting File	$1.00
746	Incentive Management Fees 2015	Underwriting File	$1.00
747	Incentive Management Fees 2016	Underwriting File	$1.00
748	Incentive Management Fees 2017	Underwriting File	$1.00
749	Incentive Management Fees 2018	Underwriting File	$1.00
750	Incentive Management Fees 2019	Underwriting File	$1.00
751	Incentive Management Fees 2020	Underwriting File	$1.00
752	Incentive Management Fees 2021	Underwriting File	$1.00
753	Incentive Management Fees 2022	Underwriting File	$1.00
754	Incentive Management Fees 2023	Underwriting File	$1.00
755	Incentive Management Fees Normalized 2023	Underwriting File	$1.00
756	Incentive Management Fees April 2024 TTM	Underwriting File	$1.00
757	Incentive Management Fees Normalized April 2024 TTM	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	31

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
758	Incentive Management Fees April 2024 Reforecast	Underwriting File	$1.00
759	Incentive Management Fees Normalized April 2024 Reforecast	Underwriting File	$1.00
760	Incentive Management Fees UW	Underwriting File	$1.00
761	Incentive Management Fees 2025 Pro Forma	Underwriting File	$1.00
762	Incentive Management Fees 2026 Pro Forma	Underwriting File	$1.00
763	Incentive Management Fees 2027 Pro Forma	Underwriting File	$1.00
764	Franchise Fees / Program Fees 2014	Underwriting File	$1.00
765	Franchise Fees / Program Fees 2015	Underwriting File	$1.00
766	Franchise Fees / Program Fees 2016	Underwriting File	$1.00
767	Franchise Fees / Program Fees 2017	Underwriting File	$1.00
768	Franchise Fees / Program Fees 2018	Underwriting File	$1.00
769	Franchise Fees / Program Fees 2019	Underwriting File	$1.00
770	Franchise Fees / Program Fees 2020	Underwriting File	$1.00
771	Franchise Fees / Program Fees 2021	Underwriting File	$1.00
772	Franchise Fees / Program Fees 2022	Underwriting File	$1.00
773	Franchise Fees / Program Fees 2023	Underwriting File	$1.00
774	Franchise Fees / Program Fees Normalized 2023	Underwriting File	$1.00
775	Franchise Fees / Program Fees April 2024 TTM	Underwriting File	$1.00
776	Franchise Fees / Program Fees Normalized April 2024 TTM	Underwriting File	$1.00
777	Franchise Fees / Program Fees April 2024 Reforecast	Underwriting File	$1.00
778	Franchise Fees / Program Fees Normalized April 2024 Reforecast	Underwriting File	$1.00
779	Franchise Fees / Program Fees UW	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	32

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
780	Franchise Fees / Program Fees 2025 Pro Forma	Underwriting File	$1.00
781	Franchise Fees / Program Fees 2026 Pro Forma	Underwriting File	$1.00
782	Franchise Fees / Program Fees 2027 Pro Forma	Underwriting File	$1.00
783	Income Before Fixed Charges 2014	Underwriting File	$1.00
784	Income Before Fixed Charges 2015	Underwriting File	$1.00
785	Income Before Fixed Charges 2016	Underwriting File	$1.00
786	Income Before Fixed Charges 2017	Underwriting File	$1.00
787	Income Before Fixed Charges 2018	Underwriting File	$1.00
788	Income Before Fixed Charges 2019	Underwriting File	$1.00
789	Income Before Fixed Charges 2020	Underwriting File	$1.00
790	Income Before Fixed Charges 2021	Underwriting File	$1.00
791	Income Before Fixed Charges 2022	Underwriting File	$1.00
792	Income Before Fixed Charges 2023	Underwriting File	$1.00
793	Income Before Fixed Charges Normalized 2023	Underwriting File	$1.00
794	Income Before Fixed Charges April 2024 TTM	Underwriting File	$1.00
795	Income Before Fixed Charges Normalized April 2024 TTM	Underwriting File	$1.00
796	Income Before Fixed Charges April 2024 Reforecast	Underwriting File	$1.00
797	Income Before Fixed Charges Normalized April 2024 Reforecast	Underwriting File	$1.00
798	Income Before Fixed Charges UW	Underwriting File	$1.00
799	Income Before Fixed Charges 2025 Pro Forma	Underwriting File	$1.00
800	Income Before Fixed Charges 2026 Pro Forma	Underwriting File	$1.00
801	Income Before Fixed Charges 2027 Pro Forma	Underwriting File	$1.00
802	Real Estate Taxes 2014	Underwriting File	$1.00
803	Real Estate Taxes 2015	Underwriting File	$1.00
804	Real Estate Taxes 2016	Underwriting File	$1.00
805	Real Estate Taxes 2017	Underwriting File	$1.00
806	Real Estate Taxes 2018	Underwriting File	$1.00
807	Real Estate Taxes 2019	Underwriting File	$1.00
808	Real Estate Taxes 2020	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	33

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
809	Real Estate Taxes 2021	Underwriting File	$1.00
810	Real Estate Taxes 2022	Underwriting File	$1.00
811	Real Estate Taxes 2023	Underwriting File	$1.00
812	Real Estate Taxes Normalized 2023	Underwriting File	$1.00
813	Real Estate Taxes April 2024 TTM	Underwriting File	$1.00
814	Real Estate Taxes Normalized April 2024 TTM	Underwriting File	$1.00
815	Real Estate Taxes April 2024 Reforecast	Underwriting File	$1.00
816	Real Estate Taxes Normalized April 2024 Reforecast	Underwriting File	$1.00
817	Real Estate Taxes UW	Underwriting File	$1.00
818	Real Estate Taxes 2025 Pro Forma	Underwriting File	$1.00
819	Real Estate Taxes 2026 Pro Forma	Underwriting File	$1.00
820	Real Estate Taxes 2027 Pro Forma	Underwriting File	$1.00
821	Rent Expense 2014	Underwriting File	$1.00
822	Rent Expense 2015	Underwriting File	$1.00
823	Rent Expense 2016	Underwriting File	$1.00
824	Rent Expense 2017	Underwriting File	$1.00
825	Rent Expense 2018	Underwriting File	$1.00
826	Rent Expense 2019	Underwriting File	$1.00
827	Rent Expense 2020	Underwriting File	$1.00
828	Rent Expense 2021	Underwriting File	$1.00
829	Rent Expense 2022	Underwriting File	$1.00
830	Rent Expense 2023	Underwriting File	$1.00
831	Rent Expense Normalized 2023	Underwriting File	$1.00
832	Rent Expense April 2024 TTM	Underwriting File	$1.00
833	Rent Expense Normalized April 2024 TTM	Underwriting File	$1.00
834	Rent Expense April 2024 Reforecast	Underwriting File	$1.00
835	Rent Expense Normalized April 2024 Reforecast	Underwriting File	$1.00
836	Rent Expense UW	Underwriting File	$1.00
837	Rent Expense 2025 Pro Forma	Underwriting File	$1.00
838	Rent Expense 2026 Pro Forma	Underwriting File	$1.00
839	Rent Expense 2027 Pro Forma	Underwriting File	$1.00
840	Insurance 2014	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	34

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
841	Insurance 2015	Underwriting File	$1.00
842	Insurance 2016	Underwriting File	$1.00
843	Insurance 2017	Underwriting File	$1.00
844	Insurance 2018	Underwriting File	$1.00
845	Insurance 2019	Underwriting File	$1.00
846	Insurance 2020	Underwriting File	$1.00
847	Insurance 2021	Underwriting File	$1.00
848	Insurance 2022	Underwriting File	$1.00
849	Insurance 2023	Underwriting File	$1.00
850	Insurance Normalized 2023	Underwriting File	$1.00
851	Insurance April 2024 TTM	Underwriting File	$1.00
852	Insurance Normalized April 2024 TTM	Underwriting File	$1.00
853	Insurance April 2024 Reforecast	Underwriting File	$1.00
854	Insurance Normalized April 2024 Reforecast	Underwriting File	$1.00
855	Insurance UW	Underwriting File	$1.00
856	Insurance 2025 Pro Forma	Underwriting File	$1.00
857	Insurance 2026 Pro Forma	Underwriting File	$1.00
858	Insurance 2027 Pro Forma	Underwriting File	$1.00
859	Other Expenses 2014	Underwriting File	$1.00
860	Other Expenses 2015	Underwriting File	$1.00
861	Other Expenses 2016	Underwriting File	$1.00
862	Other Expenses 2017	Underwriting File	$1.00
863	Other Expenses 2018	Underwriting File	$1.00
864	Other Expenses 2019	Underwriting File	$1.00
865	Other Expenses 2020	Underwriting File	$1.00
866	Other Expenses 2021	Underwriting File	$1.00
867	Other Expenses 2022	Underwriting File	$1.00
868	Other Expenses 2023	Underwriting File	$1.00
869	Other Expenses Normalized 2023	Underwriting File	$1.00
870	Other Expenses April 2024 TTM	Underwriting File	$1.00
871	Other Expenses Normalized April 2024 TTM	Underwriting File	$1.00
872	Other Expenses April 2024 Reforecast	Underwriting File	$1.00
873	Other Expenses Normalized April 2024 Reforecast	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	35

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
874	Other Expenses UW	Underwriting File	$1.00
875	Other Expenses 2025 Pro Forma	Underwriting File	$1.00
876	Other Expenses 2026 Pro Forma	Underwriting File	$1.00
877	Other Expenses 2027 Pro Forma	Underwriting File	$1.00
878	Total Fixed and Other Expenses 2014	Underwriting File	$1.00
879	Total Fixed and Other Expenses 2015	Underwriting File	$1.00
880	Total Fixed and Other Expenses 2016	Underwriting File	$1.00
881	Total Fixed and Other Expenses 2017	Underwriting File	$1.00
882	Total Fixed and Other Expenses 2018	Underwriting File	$1.00
883	Total Fixed and Other Expenses 2019	Underwriting File	$1.00
884	Total Fixed and Other Expenses 2020	Underwriting File	$1.00
885	Total Fixed and Other Expenses 2021	Underwriting File	$1.00
886	Total Fixed and Other Expenses 2022	Underwriting File	$1.00
887	Total Fixed and Other Expenses 2023	Underwriting File	$1.00
888	Total Fixed and Other Expenses Normalized 2023	Underwriting File	$1.00
889	Total Fixed and Other Expenses April 2024 TTM	Underwriting File	$1.00
890	Total Fixed and Other Expenses Normalized April 2024 TTM	Underwriting File	$1.00
891	Total Fixed and Other Expenses April 2024 Reforecast	Underwriting File	$1.00
892	Total Fixed and Other Expenses Normalized April 2024 Reforecast	Underwriting File	$1.00
893	Total Fixed and Other Expenses UW	Underwriting File	$1.00
894	Total Fixed and Other Expenses 2025 Pro Forma	Underwriting File	$1.00
895	Total Fixed and Other Expenses 2026 Pro Forma	Underwriting File	$1.00
896	Total Fixed and Other Expenses 2027 Pro Forma	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	36

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
897	Net Operating Income 2014	Underwriting File	$1.00
898	Net Operating Income 2015	Underwriting File	$1.00
899	Net Operating Income 2016	Underwriting File	$1.00
900	Net Operating Income 2017	Underwriting File	$1.00
901	Net Operating Income 2018	Underwriting File	$1.00
902	Net Operating Income 2019	Underwriting File	$1.00
903	Net Operating Income 2020	Underwriting File	$1.00
904	Net Operating Income 2021	Underwriting File	$1.00
905	Net Operating Income 2022	Underwriting File	$1.00
906	Net Operating Income 2023	Underwriting File	$1.00
907	Net Operating Income Normalized 2023	Underwriting File	$1.00
908	Net Operating Income April 2024 TTM	Underwriting File	$1.00
909	Net Operating Income Normalized April 2024 TTM	Underwriting File	$1.00
910	Net Operating Income April 2024 Reforecast	Underwriting File	$1.00
911	Net Operating Income Normalized April 2024 Reforecast	Underwriting File	$1.00
912	Net Operating Income UW	Underwriting File	$1.00
913	Net Operating Income 2025 Pro Forma	Underwriting File	$1.00
914	Net Operating Income 2026 Pro Forma	Underwriting File	$1.00
915	Net Operating Income 2027 Pro Forma	Underwriting File	$1.00
916	FF&E 2014	Underwriting File	$1.00
917	FF&E 2015	Underwriting File	$1.00
918	FF&E 2016	Underwriting File	$1.00
919	FF&E 2017	Underwriting File	$1.00
920	FF&E 2018	Underwriting File	$1.00
921	FF&E 2019	Underwriting File	$1.00
922	FF&E 2020	Underwriting File	$1.00
923	FF&E 2021	Underwriting File	$1.00
924	FF&E 2022	Underwriting File	$1.00
925	FF&E 2023	Underwriting File	$1.00
926	FF&E Normalized 2023	Underwriting File	$1.00
927	FF&E April 2024 TTM	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	37

HLTN 2024-DPLO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
928	FF&E Normalized April 2024 TTM	Underwriting File	$1.00
929	FF&E April 2024 Reforecast	Underwriting File	$1.00
930	FF&E Normalized April 2024 Reforecast	Underwriting File	$1.00
931	FF&E UW	Underwriting File	$1.00
932	FF&E 2025 Pro Forma	Underwriting File	$1.00
933	FF&E 2026 Pro Forma	Underwriting File	$1.00
934	FF&E 2027 Pro Forma	Underwriting File	$1.00
935	Net Cash Flow 2014	Underwriting File	$1.00
936	Net Cash Flow 2015	Underwriting File	$1.00
937	Net Cash Flow 2016	Underwriting File	$1.00
938	Net Cash Flow 2017	Underwriting File	$1.00
939	Net Cash Flow 2018	Underwriting File	$1.00
940	Net Cash Flow 2019	Underwriting File	$1.00
941	Net Cash Flow 2020	Underwriting File	$1.00
942	Net Cash Flow 2021	Underwriting File	$1.00
943	Net Cash Flow 2022	Underwriting File	$1.00
944	Net Cash Flow 2023	Underwriting File	$1.00
945	Net Cash Flow Normalized 2023	Underwriting File	$1.00
946	Net Cash Flow April 2024 TTM	Underwriting File	$1.00
947	Net Cash Flow Normalized April 2024 TTM	Underwriting File	$1.00
948	Net Cash Flow April 2024 Reforecast	Underwriting File	$1.00
949	Net Cash Flow Normalized April 2024 Reforecast	Underwriting File	$1.00
950	Net Cash Flow UW	Underwriting File	$1.00
951	Net Cash Flow 2025 Pro Forma	Underwriting File	$1.00
952	Net Cash Flow 2026 Pro Forma	Underwriting File	$1.00
953	Net Cash Flow 2027 Pro Forma	Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	38

HLTN 2024-DPLO	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
18	Franchise Brand Term Remaining	Quotient of (i) the count of the number of days between the Cut-off Date and respective Franchise Brand Expiration Date and (ii) 365.
31	Mortgage Loan Closing Date Balance per Key	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Total Units.
32	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Mortgage Loan Closing Date Balance of the Collateral.
33	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Closing Date Balance.
35	Mezzanine Loan Closing Date Balance per Key	Quotient of (i) Mezzanine Loan Closing Date Balance and (ii) Total Units.
36	% of Mezzanine Loan Closing Date Balance	Quotient of (i) Mezzanine Loan Closing Date Balance and (ii) the aggregate Mezzanine Loan Closing Date Balance of the Collateral.
37	Mezzanine Loan Maturity Date Balance	Set equal to the Mezzanine Loan Closing Date Balance.
38	Total Loan Closing Date Balance	Sum of (i) Mortgage Loan Closing Date Balance and (ii) Mezzanine Loan Closing Date Balance.
39	Total Loan Closing Date Balance per Key	Quotient of (i) Total Loan Closing Date Balance and (ii) Total Units.
40	% of Total Loan Closing Date Balance	Quotient of (i) Total Loan Closing Date Balance and (ii) the aggregate Total Loan Closing Date Balance of the Collateral.
41	Total Loan Maturity Date Balance	Set equal to the Total Loan Closing Date Balance.
44	Individual As-Is Appraised Value per Key	Quotient of (i) Individual As-Is Appraised Value and (ii) Total Units.
47	Individual As-Complete Appraised Value per Key	Quotient of (i) Individual As-Complete Appraised Value and (ii) Total Units.
50	Individual As-Stabilized Appraised Value per Key	Quotient of (i) Individual As-Stabilized Appraised Value and (ii) Total Units.
63	Mortgage Loan Interest Rate at Term SOFR Cap	Sum of (i) the Term SOFR Cap and (ii) the Assumed Mortgage Loan Spread.
64	Mezzanine Loan Interest Rate at Term SOFR Cap	Sum of (i) the Term SOFR Cap and (ii) the Mezzanine Loan Spread.
69	Monthly Mortgage Loan Debt Service Payment	Quotient of (i) Annual Mortgage Loan Debt Service Payment and (ii) 12.
70	Annual Mortgage Loan Debt Service Payment	Product of (i) Mortgage Loan Closing Date Balance, (ii) sum of (a) Assumed One-month Term SOFR and (b) Assumed Mortgage Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	39

HLTN 2024-DPLO	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
71	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Quotient of (i) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap and (ii) 12.
72	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of (i) Mortgage Loan Closing Date Balance, (ii) Mortgage Loan Interest Rate at Term SOFR Cap, and (iii) Interest Calculation (30/360 / Actual/360).
73	Monthly Mezzanine Loan Debt Service Payment	Quotient of (i) Annual Mezzanine Loan Debt Service Payment and (ii) 12.
74	Annual Mezzanine Loan Debt Service Payment	Product of (i) Mezzanine Loan Closing Date Balance, (ii) sum of (a) Assumed One-month Term SOFR and (b) Mezzanine Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
75	Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap	Quotient of (i) Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap and (ii) 12.
76	Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap	Product of (i) Mezzanine Loan Closing Date Balance, (ii) Mezzanine Loan Interest Rate at Term SOFR Cap, and (iii) Interest Calculation (30/360 / Actual/360).
77	Monthly Total Loan Debt Service Payment	Sum of (i) Monthly Mortgage Loan Debt Service Payment and (ii) Monthly Mezzanine Loan Debt Service Payment.
78	Annual Total Loan Debt Service Payment	Sum of (i) Annual Mortgage Loan Debt Service Payment and (ii) Annual Mezzanine Loan Debt Service Payment.
79	Monthly Total Loan Debt Service Payment at Term SOFR Cap	Sum of (i) Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap and (ii) Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap.
80	Annual Total Loan Debt Service Payment at Term SOFR Cap	Sum of (i) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap and (ii) Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap.
83	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Closing Date.
84	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
85	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
88	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months).
89	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
100	Mortgage Loan Closing Date LTV (Individual As-is Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Individual As-Is Appraised Value.
101	Mortgage Loan Balloon LTV (Individual As-is Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Individual As-Is Appraised Value.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	40

HLTN 2024-DPLO	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
102	Mortgage Loan Closing Date LTV (Individual As-Complete Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Individual As-Complete Appraised Value.
103	Mortgage Loan Balloon LTV (Individual As-Complete Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Individual As-Complete Appraised Value.
104	Mortgage Loan Closing Date LTV (Individual As-Stabilized Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Individual As-Stabilized Appraised Value.
105	Mortgage Loan Balloon LTV (Individual As-Stabilized Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Individual As-Stabilized Appraised Value.
106	Total Loan Closing Date LTV (Individual As-is Values)	Quotient of (i) Total Loan Closing Date Balance and (ii) Individual As-Is Appraised Value.
107	Total Loan Balloon LTV (Individual As-is Values)	Quotient of (i) Total Loan Maturity Date Balance and (ii) Individual As-Is Appraised Value.
108	Total Loan Closing Date LTV (Individual As-Complete Values)	Quotient of (i) Total Loan Closing Date Balance and (ii) Individual As-Complete Appraised Value.
109	Total Loan Balloon LTV (Individual As-Complete Values)	Quotient of (i) Total Loan Maturity Date Balance and (ii) Individual As-Complete Appraised Value.
110	Total Loan Closing Date LTV (Individual As-Stabilized Values)	Quotient of (i) Total Loan Closing Date Balance and (ii) Individual As-Stabilized Appraised Value.
111	Total Loan Balloon LTV (Individual As-Stabilized Values)	Quotient of (i) Total Loan Maturity Date Balance and (ii) Individual As-Stabilized Appraised Value.
112	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Closing Date Balance.
113	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Closing Date Balance.
114	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment.
115	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment.
116	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.
117	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.
118	Total Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW and (ii) Total Loan Closing Date Balance.
119	Total Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Total Loan Closing Date Balance.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	41

HLTN 2024-DPLO	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
120	Total Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW and (ii) Annual Total Loan Debt Service Payment.
121	Total Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Annual Total Loan Debt Service Payment.
122	Total Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) Net Operating Income UW and (ii) Annual Total Loan Debt Service Payment at Term SOFR Cap.
123	Total Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) Net Cash Flow UW and (ii) Annual Total Loan Debt Service Payment at Term SOFR Cap.
233	Occupancy Penetration 2019	Quotient of (i) Occupancy 2019 and (ii) the quotient of (a) the 2019 running 12-month occupancy for the Mortgage Property's competitive set as set forth in the 2019 STR Report and (b) 100.
234	Occupancy Penetration 2020	Quotient of (i) Occupancy 2020 and (ii) the quotient of (a) the 2020 running 12-month occupancy for the Mortgage Property's competitive set as set forth in the 2020 STR Report and (b) 100.
235	Occupancy Penetration 2021	Quotient of (i) Occupancy 2021 and (ii) the quotient of (a) the 2021 running 12-month occupancy for the Mortgage Property's competitive set as set forth in the 2021 STR Report and (b) 100.
236	Occupancy Penetration 2022	Quotient of (i) Occupancy 2022 and (ii) the quotient of (a) the 2022 running 12-month occupancy for the Mortgage Property's competitive set as set forth in the 2023 STR Report and (b) 100.
237	Occupancy Penetration 2023	Quotient of (i) Occupancy 2023 and (ii) the quotient of (a) the 2023 running 12-month occupancy for the Mortgage Property's competitive set as set forth in the 2023 STR Report and (b) 100.
239	ADR Penetration 2019	Quotient of (i) ADR 2019 and (ii) the 2019 running 12-month ADR for the Mortgage Property's competitive set as set forth in the 2019 STR Report.
240	ADR Penetration 2020	Quotient of (i) ADR 2020 and (ii) the 2020 running 12-month ADR for the Mortgage Property's competitive set as set forth in the 2020 STR Report.
241	ADR Penetration 2021	Quotient of (i) ADR 2021 and (ii) the 2021 running 12-month ADR for the Mortgage Property's competitive set as set forth in the 2021 STR Report.
242	ADR Penetration 2022	Quotient of (i) ADR 2022 and (ii) the 2022 running 12-month ADR for the Mortgage Property's competitive set as set forth in the 2023 STR Report.
243	ADR Penetration 2023	Quotient of (i) ADR 2023 and (ii) the 2023 running 12-month ADR for the Mortgage Property's competitive set as set forth in the 2023 STR Report.
245	RevPAR Penetration 2019	Quotient of (i) RevPAR 2019 and (ii) the 2019 running 12-month RevPAR for the Mortgage Property's competitive set as set forth in the 2019 STR Report.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	42

HLTN 2024-DPLO	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
246	RevPAR Penetration 2020	Quotient of (i) RevPAR 2020 and (ii) the 2020 running 12-month RevPAR for the Mortgage Property's competitive set as set forth in the 2020 STR Report.
247	RevPAR Penetration 2021	Quotient of (i) RevPAR 2021 and (ii) the 2021 running 12-month RevPAR for the Mortgage Property's competitive set as set forth in the 2021 STR Report.
248	RevPAR Penetration 2022	Quotient of (i) RevPAR 2022 and (ii) the 2022 running 12-month RevPAR for the Mortgage Property's competitive set as set forth in the 2023 STR Report.
249	RevPAR Penetration 2023	Quotient of (i) RevPAR 2023 and (ii) the 2023 running 12-month RevPAR for the Mortgage Property's competitive set as set forth in the 2023 STR Report.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	43